Loss Per Share (Tables)	12 Months Ended
Mar. 31, 2026
Loss Per Share [Abstract]
Schedule of Loss Per Share
	For the years ended March 31,
	2026	2025	2024
Numerator
Net loss	(13,288)	(8,538)	(4,556)
Less: net loss attributable to NCI	114	-	-
Net loss attributable to owners of the Company	(13,174)	(8,538)	(4,556)

Denominator:
Weighted average shares outstanding – basic & diluted	124,898,113	16,127,380	13,724,658

Basic and diluted loss per ordinary shares	(0.11)	(0.53)	(0.33)

Schedule of Exercise of Outstanding Stock Instruments

Dilutive shares which could exist pursuant to the exercise of outstanding stock instruments and which were not included in the calculation because their affect would have been anti-dilutive for the years ended March 31, 2026, 2025 and 2024 are as follows:

	For the years ended March 31,
	2026	2025	2024
Convertible notes	1,500,000	-	-
Warrant	5,000,000	-	-
Share-based compensation for management and employees	530,658	-	-
Total	7,030,658	-	-